Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2026
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

Note 20 – EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	For the years ended March 31,
	2026	2025	2024
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	$(18,671,610)	$(134,977,369)	$(9,058,986)
Net loss from discontinued operation attributable to Akso Health Group’s shareholders	—	——	(399,798)
Net loss attributable to Akso Health Group’s shareholders	$(18,671,610)	$(134,977,369)	$(9,458,784)

Denominator:
Weighted average number of ordinary shares outstanding—basic	2,168,121,761	855,288,335	141,516,777
Weighted average number of dilutive potential ordinary shares from share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	2,168,121,761	855,288,335	141,516,777

Basic (loss) per common share	$(0.01)	$(0.16)	$(0.07)
Diluted (loss) per common share	$(0.01)	$(0.16)	$(0.07)